Shareholder Report, Holdings (Details)	Feb. 28, 2026
Dana Unconstrained Equity ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Dana Unconstrained Equity ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dana Unconstrained Equity ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Dana Unconstrained Equity ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dana Unconstrained Equity ETF | Snowflake, Inc. - Class A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dana Unconstrained Equity ETF | Spotify Technology SA. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Visa, Inc. - Class A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Unconstrained Equity ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dana Unconstrained Equity ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Dana Unconstrained Equity ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Dana Unconstrained Equity ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Dana Unconstrained Equity ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dana Unconstrained Equity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dana Unconstrained Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dana Unconstrained Equity ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Dana Unconstrained Equity ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Dana Unconstrained Equity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Dana Concentrated Dividend ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dana Concentrated Dividend ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dana Concentrated Dividend ETF | Restaurant Brands International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Dana Concentrated Dividend ETF | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dana Concentrated Dividend ETF | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dana Concentrated Dividend ETF | Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dana Concentrated Dividend ETF | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dana Concentrated Dividend ETF | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dana Concentrated Dividend ETF | Genuine Parts Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dana Concentrated Dividend ETF | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Dana Concentrated Dividend ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dana Concentrated Dividend ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dana Concentrated Dividend ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Dana Concentrated Dividend ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Dana Concentrated Dividend ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Dana Concentrated Dividend ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dana Concentrated Dividend ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Dana Concentrated Dividend ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Dana Concentrated Dividend ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dana Concentrated Dividend ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Dana Concentrated Dividend ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dana Concentrated Dividend ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dana Concentrated Dividend ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Dana Concentrated Dividend ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dana Concentrated Dividend ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dana Limited Volatility ETF | Ginnie Mae II Pool 4.00%, 02/20/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dana Limited Volatility ETF | Fannie Mae Pool 2.93, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dana Limited Volatility ETF | Ginnie Mae II Pool 5.63%, 01/20/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dana Limited Volatility ETF | Freddie Mac Non Gold Pool 6.49%, 11/01/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dana Limited Volatility ETF | Small Business Adminstration Pools 4.15% (Prime Rate + (2.60%)), 01/25/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dana Limited Volatility ETF | Freddie Mac Non Gold Pool 5.06%, 10/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dana Limited Volatility ETF | Small Business Adminstration Pools 5.75% (Prime Rate + (1.00%)), 01/25/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dana Limited Volatility ETF | Freddie Mac Non Gold Pool 3.70%, 02/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dana Limited Volatility ETF | United States Treasury Bote/Bond 4.50%, 05/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dana Limited Volatility ETF | Federal National Mortgage Association 3.88%, 02/27/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dana Limited Volatility ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Dana Limited Volatility ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Dana Limited Volatility ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dana Limited Volatility ETF | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dana Limited Volatility ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dana Limited Volatility ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dana Limited Volatility ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%